Earnings per share (Computations of basic and diluted earnings per share) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Net income for the computation of basic EPS	$ 249,751	$ 246,061	$ 477,776	$ 522,885
Weighted average ordinary shares outstanding - basic (in shares)	128,243,450	127,425,886	128,064,564	127,862,816
Basic earnings per share (in USD per share)	$ 1.95	$ 1.93	$ 3.73	$ 4.09
Weighted average ordinary shares outstanding - diluted (in shares)	129,896,210	128,131,663	129,690,334	128,938,138
Diluted earnings per share (in USD per share)	$ 1.92	$ 1.92	$ 3.68	$ 4.06